Provisions	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Provisions	Provisions
As at the year ended December 31, 2021 a provision of £537,000 existed in respect of the Group’s obligation to restore alterations made on leased space within one of the groups leasehold properties. The required work is expected to be completed in 2024 and 2028.

During the six month ended June 30, 2022 an additional provision of £200,000 was recognised in respect of the Group’s obligation to restore alterations made during the period on a leased space in another of the Group’s leasehold properties. The required work is expected to be completed in 2026.